Early Delivery Income/(Cost), Net, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	$ 0	$ (532)	$ 7,050
Soffive
Contract Termination [Line Items]
Cash Compensation Received On Contract Termination Net			2,965
Gain (Loss) on Contract Termination	0	0	2,965
Avstes
Contract Termination [Line Items]
Cash Compensation Received On Contract Termination Net			2,607
Accrued Revenue Recorded From Time Charter Contract Termination			303
Gain (Loss) on Contract Termination	0	0	2,304
Kerasies
Contract Termination [Line Items]
Cash Compensation Received On Contract Termination Net			2,087
Accrued Revenue Recorded From Time Charter Contract Termination			306
Gain (Loss) on Contract Termination	$ 0	$ 0	$ 1,781